Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Operations
Revenues, net of discounts	$ 465,618	$ 357,608
Cost of goods sold excluding fair value items	268,957	175,646
Incremental costs to acquire cannabis inventory in a business combination	6,216	43,864
Cost of goods sold	275,173	219,510
Gross profit	190,445	138,098
Operating expenses
Selling, general, and administrative	222,092	144,444
Impairment of goodwill	148,531
Depreciation and amortization	56,856	40,659
Acquisition expense	5,991	9,002
Gain on sale of assets	(8)
Total operating expenses	433,462	194,105
Loss from operations	(243,017)	(56,007)
Other income (expense), net
Share of loss on equity investments		(32)
Fair value gain on financial liabilities	63,088	83,759
Interest expense, net	(30,575)	(16,550)
Interest income	275	204
Other, net	120	935
Total other income, net	32,908	68,316
Income (loss) before income taxes and noncontrolling interests	(210,109)	12,309
Income taxes
Current tax provision	(46,934)	(45,820)
Deferred tax benefit	1,558	16,559
Total income taxes	(45,376)	(29,261)
Net loss before noncontrolling interest	(255,485)	(16,952)
Net loss attributable to noncontrolling interest	(10,019)
Net loss attributable to Ayr Wellness Inc.	$ (245,466)	$ (16,952)
Basic net loss per share	$ (3.58)	$ (0.30)
Diluted net loss per share	$ (3.58)	$ (0.30)
Weighted average number of shares outstanding (basic)	68,635	57,329
Weighted average number of shares outstanding (diluted)	68,635	57,329